Note 23 - Provisions - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Employee entitlements	$ 1,802	$ 1,561	$ 1,510	$ 1,459
Litigation	485	1,104	0	0
Warranty	209	232	0	0
Remediation	306	0	0	0
Employee terminations	0	0	112	157
Onerous contracts	0	0	96	94
Total current provisions	2,802	2,897	1,718	1,710
Employee entitlements	165	169	148	227
Onerous contracts	0	0	1,952	1,995
Total non-current provision	165	169	2,100	2,222
Total provisions	$ 2,967	$ 3,066	$ 3,818	$ 3,932